Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance sheet
Receivables: Debtors and other debtors	$ 492	$ 492	$ 533
Receivables: Loans (excl. loans to equity affiliates)	63	65	71
Payables: Creditors and other creditors	1,161	897	835
Payables: Debts	2	6	10
Statement of income
Sales	3,407	2,270	3,062
Purchases	(7,354)	(4,882)	(6,999)
Financial income	6	$ 6	$ 6
Financial expense	$ (9)